Significant Accounting Policies (Details) - Schedule of redeemable ordinary shares and non-redeemable ordinary shares - USD ($)	3 Months Ended		4 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022
Denominator
Weighted average shares outstanding, diluted							11,065,753
CIK 0001853314 Gesher I Acquisition Corp
Denominator
Weighted average shares outstanding, basic	11,500,000					10,919,414	11,065,753
Weighted average shares outstanding, diluted	11,500,000	0		0		10,919,414
Basic net loss per share					$ (0.01)		$ (0.21)
Diluted net loss per share					$ (0.01)		$ (0.21)
Redeemable | CIK 0001853314 Gesher I Acquisition Corp
Numerator
Allocation of net loss	$ (1,653,245)					$ (2,315,546)	$ (2,347,521)
Denominator
Weighted average shares outstanding, basic	11,500,000					10,919,414	11,065,753
Weighted average shares outstanding, diluted					0		11,065,753
Basic net loss per share	$ (0.14)					$ (0.21)	$ (0.21)
Diluted net loss per share	$ (0.14)				$ 0	$ (0.21)	$ (0.21)
Non-redeemable | CIK 0001853314 Gesher I Acquisition Corp
Numerator
Allocation of net loss	$ (442,063)	$ (240)	$ (7,067)		$ (14,946)	$ (646,543)	$ (648,198)
Denominator
Weighted average shares outstanding, basic	3,075,000	2,700,000	2,700,000		2,700,000	3,048,901	3,055,479
Weighted average shares outstanding, diluted					2,700,000		3,055,479
Basic net loss per share	$ (0.14)				$ (0.01)	$ (0.21)	$ (0.21)
Diluted net loss per share	$ (0.14)				$ (0.01)	$ (0.21)	$ (0.21)